Long-term Employee Benefits - Schedule of Multiemployer Plans (Detail) - Predecessor [Member] - Multiemployer Plans, Pension [Member] - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2014	Dec. 31, 2012
DuPont Pension and Retirement Plan [Member]
Multiemployer Plans [Line Items]
Multiemployer plan, period contributions	$ 4.2		$ 40.6
EIN Number		510014090
Pension Number	001		001
Multiemployer Plan, Individually Insignificant Multiemployer Plans [Member]
Multiemployer Plans [Line Items]
Multiemployer plan, period contributions	$ 0.7		$ 16.7